Risk/Return Detail Data - FidelitySustainableLowDurationBondETF-PRO	Dec. 30, 2022 USD ($)
Risk/Return:
Registrant Name	Fidelity Merrimack Street Trust
FidelitySustainableLowDurationBondETF-PRO | Fidelity Sustainable Low Duration Bond ETF
Risk/Return:
Supplement to Prospectus [Text Block]	Supplement to the Fidelity® Sustainable Low Duration Bond ETF December 30, 2022 Prospectus
Operating Expenses Caption [Text]	Annual Operating Expenses
Expenses Restated to Reflect Current [Text]	A Adjusted to reflect current fees.
FidelitySustainableLowDurationBondETF-PRO | Fidelity Sustainable Low Duration Bond ETF | Fidelity Sustainable Low Duration Bond ETF
Risk/Return:
Management fee	0.20%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	none	[1]
Total annual operating expenses	0.20%
1 year	$ 20
3 years	$ 64

[1]	A Adjusted to reflect current fees.